Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000098257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 10,428	$ 11,512	$ 11,545	$ 12,384	$ 12,754	$ 15,146	$ 13,318	$ 13,600	$ 16,283	$ 17,835
C000051328 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares — including sales load
Accumulated Value	9,900		10,301	11,344	11,348	12,142	12,474	14,776	12,960	13,201	15,766	17,225
C000024659 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Accumulated Value	10,000		10,325	11,286	11,206	11,901	12,134	14,268	12,419	12,555	14,994	16,392
C000024657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Accumulated Value	9,450		9,832	10,828	10,832	11,589	11,906	14,103	12,370	12,600	15,048	16,451
Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Accumulated Value	10,000		10,539.75079	11,390.13186	11,519.21969	12,713.31336	12,665.47535	14,934.78677	13,544.60821	13,758.925	16,255.22206	17,397.75255
Morningstar Moderately Conservative Allocation Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Allocation Funds Category Average
Accumulated Value	10,000		10,368.335	11,306.37486	11,181.85323	12,222.79319	12,485.47446	14,580.76306	12,420.58073	12,799.55128	15,138.5336	16,724.38583
Bloomberg US Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Accumulated Value	10,000		10,507.086	10,691.93191	10,483.58786	11,674.18377	12,370.05034	12,429.42411	10,466.90505	10,591.62032	11,778.0682	12,544.4247
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	$ 10,000		$ 10,450.907	$ 12,920.70088	$ 13,869.88657	$ 15,856.9101	$ 17,396.69377	$ 24,862.30919	$ 21,229.66228	$ 23,382.94871	$ 32,272.46069	$ 39,195.70064